Operating Lease Liabilities - Schedule of Future Operating Lease Payments (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2026	$ 1,741,810	$ 1,350,241
2027	1,250,093	969,064
2028	1,157,779	897,503
2029	690,174	535,019
2030	481,878	373,548
Thereafter	412,800	320,000
Total future lease payment	5,734,534	4,445,375
Less: Imputed interest	(716,796)	(555,656)
Present value of operating lease liabilities	5,017,738	3,889,719
Less: Current portion	(1,472,627)	(1,141,571)	$ (1,298,058)
Long-term portion of lease liabilities	$ 3,545,111	$ 2,748,148	$ 3,363,357